SIGNIFICANT ACCOUNTING POLICIES (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivatives not designated as hedging:
Total derivatives	$ 4	$ 69	$ 24
Financial Income [Member]
Derivatives not designated as hedging:
Foreign exchange forward contracts	$ 4	$ 69	$ 24